Financial income (expense), net (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Financial Income (Expense), Net

	12.31.2019	12.31.2018	12.31.2017
Financial income:
Interest on cash and cash equivalents and financial investments	54.6	80.3	122.6
Interest on receivables	36.8	3.6	24.5
Taxes over financial revenue	(7.0)	(9.4)	(13.4)
Other	0.2	—	2.4

Total financial income	84.6	74.5	136.1

Financial expenses:
IOF - (tax on financial transactions)	(1.5)	(1.4)	(3.6)
Interest on taxes, social charges and contributions	(6.0)	(5.2)	(3.6)
Residual value guarantee	—	—	—
Interest on loans and financing	(9.5)	(39.7)	(37.5)
Other	(12.4)	(13.2)	(4.0)

Total financial expenses	(29.4)	(59.5)	(48.7)

Derivative financial instruments	6.3	(8.9)	7.6

Financial income (expenses), net	61.5	6.1	95.0